Schedule of transactions pending (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Transaction Pending One [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s entire interest in Fazenda Belem and Icapuí onshore fields (Fazenda Belem group of fields), located in Potiguar basin, in the state of Ceará
Acquirer	SPE Fazenda Belém S.A., a wholly owned subsidiary of 3R Petroleum e Participações S.A
Signature date	2020-08
Transaction amount	$ 35
Transaction Pending Two [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s entire interest in Recôncavo group of 14 onshore fields, in the state of Bahia
Acquirer	Ouro Preto Energia Onshore S.A, a wholly owned subsidiary of 3R Petroleum Óleo e Gás S.A.
Signature date	2020-12
Transaction amount	$ 250
Transaction Pending Three [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of E&P assets in the state of Espírito Santo (Polo Peroá)
Acquirer	DBO Energy and OP Energy (renamed 3R Offshore)
Signature date	2021-01
Transaction amount	$ 13
Transaction Pending Four [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas
Acquirer	Petromais Global Exploração e Produção S.A. (renamed Origem Energia S.A.)
Signature date	2021-06
Transaction amount	$ 300
Transaction Pending Five [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s 62,5% interest in Papa-Terra field, in the Campos basin
Acquirer	3R Petroleum Offshore S.A
Signature date	2021-07
Transaction amount	$ 16
Transaction Pending Six [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s entire interest (51%) in Petrobras Gas S.A (Gaspetro)
Acquirer	Compass Gas e Energia S.A
Signature date	2021-07
Transaction amount	$ 2,030
Transaction Pending Seven [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of shares of the company that will hold the Isaac Sabbá Refinery (REMAN) and its associated logistics assets, in the state of Amazonas
Acquirer	Ream Participações S.A. (a company controlled by the partners of Atem Distribuidora de Petróleo S.A.)
Signature date	2021-08
Transaction amount	$ 190
Transaction Pending Eight [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Exercise of the call option for additional 5% interest in the surplus volume of the Transfer of Rights Agreement of Búzios field
Acquirer	CNOOC Petroleum Brasil Ltda (CNOOC)
Signature date	2021-09
Transaction amount	$ 2,080
Transaction Pending Nine [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of shares of the company that will hold the Shale Industrialization Unit (SIX), in the state of Paraná.
Acquirer	Forbes & Manhattan Resources Inc., a wholly owned subsidiary of Forbes & Manhattan Inc.
Signature date	2021-11
Transaction amount	$ 33
Transaction Pending Ten [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire interest in 11 onshore production fields (Carmópolis group of fields), including integrated facilities, in the state of Sergipe
Acquirer	Carmo Energy S.A
Signature date	2021-12
Transaction amount	$ 1,100